Supplement to Premier Accumulation Life
                [registered trademark symbol] Prospectus
                       Supplement dated April 30, 2010 to
                Prospectus dated May 1, 2007 as supplemented

   The disclosure set forth below replaces the information under the heading "Fund Expenses" found in the prospectus and any other prior supplements.
===============================================================================
                    ANNUAL PORTFOLIO OPERATING EXPENSES
                  (as a percentage of average net assets)
===============================================================================

The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2009. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

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------------------------------------------------------------------------------------------------------------------------
								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced      0.90% 	None		0.01% 		0.91%	   None		0.91%
 Fund
American Century VP 		  1.36% 	None		0.02%      	1.38%	   None		1.38%
 International Fund
American Century VP Value 	  0.97% 	None		None 		0.97%	   None		0.97%
 Fund
American Century VP Ultra         1.00% 	None		0.01% 		1.01%	   None		1.01%
 [registered trademark symbol]
 Fund (1)
American Century VP Ultra         0.90% 	0.25% 		0.01% 		1.16%	   None		1.16%
 [registered trademark symbol]
 Class II Fund
American Century VP Large Company 0.80% 	0.25% 		0.01% 		1.06%	   None		1.06%
 Value Class II Fund
American Century VP Inflation     0.48% 	0.25% 		0.01% 		0.74%	   None		0.74%
 Protection Class II Fund

The Dreyfus Socially Responsible  0.75%		None		0.14%		0.89%	   None		0.89%
 Growth Fund, Inc. - Initial
 Shares
Dreyfus IP - MidCap Stock 	  0.75%		None		0.09%		0.84%	   None 	0.84%
 Portfolio - Initial Shares (13)
Dreyfus IP - Technology Growth    0.75%		None		0.12%		0.87%	   None 	0.87%
 Portfolio - Initial Shares
Dreyfus VIF - Appreciation        0.75%		None		0.05%		0.80%	   None		0.80%
 Portfolio - Initial Shares (13)
Dreyfus VIF - Quality Bond 	  0.65%		None		0.10%		0.75%	   None		0.75%
 Portfolio - Initial Shares (19)
Dreyfus Stock Index Fund, Inc. -  0.25%		0.25%		0.04%		0.54%	   None		0.54%
 Service Shares

Federated High Income Bond Fund   0.60%		None		0.45% 		1.05%	  -0.20% (2)	0.85%
 II - Primary Shares (13)
Federated Capital Income          0.75%		None		1.52% 		2.27%	  -0.93%(3)	1.34%
 Fund II (19)

Fidelity VIP Asset Manager        0.51%		None		0.16%		0.67%	  -0.01%	0.66%(4)
 [service mark symbol] Portfolio
  - Initial Class  (19)
Fidelity VIP Asset Manager:       0.56%		None		0.23%		0.79%(6)  -0.02% 	0.77% (4)
 Growth[registered trademark
 symbol] Portfolio - Initial
 Class (5)

Fidelity VIP Balanced Portfolio - 0.41%		None		0.15%		0.56%	  -0.01%	0.55%(7)
 Initial Class(5)
Fidelity VIP Contrafund           0.56%		None		0.11%		0.67%	  -0.02% 	0.65% (7)
 [registered trademark
 symbol] Portfolio -Initial
 Class

Fidelity VIP Equity-Income        0.46%		None		0.12%		0.58%	   None		0.58%
 Portfolio -Initial Class
Fidelity VIP Growth & Income      0.46%		None		0.15%		0.61%	  -0.01%	0.60%(7)
 Portfolio - Initial Class
Fidelity VIP Growth Opportunities 0.56%		None		0.16%		0.72%	   None		0.72%
 Portfolio - Initial Class
 (8)
Fidelity VIP Growth Portfolio -   0.56%		None		0.13%		0.69%	  -0.01%  	0.68% (7)
 Initial Class (13)

Fidelity VIP High Income          0.57%		None		0.13%		0.70%	   None		0.70%
 Portfolio - Initial Class (5)

Fidelity VIP Index 500 Portfolio  0.10%		None		None		0.10% (9)  None		0.10%
 -Initial Class Shares (5)
Fidelity VIP Investment Grade     0.32%		None		0.13%		0.45%	   None		0.45%
 Bond Portfolio - Initial Class
 (5)
Fidelity VIP Mid-Cap Portfolio -  0.56%		0.25%		0.12%		0.93%	   None		0.93%
 Service Class 2

Fidelity VIP Overseas Portfolio - 0.71%		None		0.17%		0.88%	  -0.04%	0.84% (4)
 Initial Class (5)

Fidelity VIP Money Market         0.19%		None		0.12%		0.31%	   None		0.31%
 Portfolio -Initial Class

Franklin Flex Cap Growth 	  0.67%		0.25%		0.31%		1.23%	  -0.28%	0.95%
 Securities Fund - Class 2
 (10) (11)
Franklin Income Securities        0.45%		0.25%		0.02%		0.72%	   None		0.72%
 Fund - Class 2
Franklin Small Cap Value          0.52%		0.25%		0.21%		0.98%	  -0.02%	0.96%
 Securities Fund - Class 2 (11)
Franklin Small-Mid Cap Growth     0.51%		0.25%		0.31%		1.07%	  -0.01%	1.06%
 Securities Fund - Class 2 (11)
Franklin U.S. Government Fund -   0.49%		0.25%		0.04%		0.78%	   None		0.78%
 Class 2
Mutual Shares Securities Fund -   0.60%		0.25%		0.18%		1.03%	   None		1.03%
 Class 2
Templeton Developing Markets      1.25%		0.25%		0.23%		1.73%	  -0.01%	1.72%
 Securities Fund - Class 2 (11)
Templeton Global Bond Securities  0.47%		0.25%		0.07%		0.79%	   None		0.79%
 Fund - Class 2
Templeton Growth Securities Fund  0.75%		0.25%		0.04%		1.04%	   None		1.04%
 - Class 2

ING Global Resources Portfolio    0.65%		0.25%		0.01%		0.91%	   None		0.91%
 Class S (19)
ING JPMorgan Emerging Markets     1.25%		None		0.01%		1.26%	   None		1.26%
 Equity Portfolio - Class I (5)

Invesco V.I. Capital Appreciation 0.62%		None		0.30% (14)	0.92%	   None		0.92% (15)
 Fund (Series I Shares) (12) (13)
Invesco V.I. Capital Appreciation 0.62%		0.25%		0.30% (14)	1.17%	   None		1.17% 16)
 Fund (Series II Shares) (12)
Invesco V.I. Capital Development  0.75%		None		0.37% (14)	1.12%	  -0.01%	1.11% (15) (18)
 Fund (Series I Shares) (12) (17)

Invesco V.I. Capital Development  0.75%		0.25% 		0.37% (14)	1.37%	  -0.01%	1.36% (16) (18)
 Fund (Series II Shares) (12)

Invesco V.I. Global Health Care   0.75%		None		0.40% (14)	1.15%	   None		1.15% (15)
 Fund (Series I Shares) (12) (19)

Invesco V.I. Global Real Estate   0.75%		None		0.51%		1.26%	   None		1.26% (15)
 Fund (Series I Shares) (12) (13)

Invesco V.I. International Growth 0.71%		None		0.35% (14)	1.06%	   None		1.06% (15)
 Fund (Series I Shares) (12) (17)

Invesco V.I. International Growth 0.71%		0.25%		0.35% (14)	1.31%	   None		1.31% (16)
 Fund (Series II Shares) (12)

JPMorgan Insurance Trust          0.60%		None		0.80% (20)	1.40%	   -0.37%	1.03% (21)
 International Equity
 Portfolio (13)
JPMorgan Insurance Trust Mid      0.65%		None		0.31% (22)	0.96%      -0.05%	0.91% (23)
 Cap Value Portfolio --Class
 I Shares
JPMorgan Insurance Trust U.S.     0.55%		None		0.36% 		0.91%	   -0.11%	0.80% (24)
 Equity Portfolio- Class I
 Shares (8)

PIMCO VIT All Asset Portfolio -   0.425% (25)	0.25%		0.69% (26)	1.365% 	    None	1.365%
Advisor Class Shares								 (27)
PIMCO VIT CommodityRealReturn     0.74% (25)	0.15%		0.22% (28)(29)	1.11%   -0.13% (30)	0.98%
 [trademark symbol]  Strategy 							 (27)
 Portfolio - Administrative Class
 Shares

Pioneer Bond VCT Portfolio -      0.50%		None		0.26		0.76%	  -0.14%	0.62% (31)
 Class I Shares (19)
Pioneer Emerging Markets VCT      1.15%		0.25%		0.29%		1.69%	   None		1.69%
 Portfolio - Class II Shares
Pioneer Equity Income VCT         0.65%		0.25%		0.11%		1.01%	   None		1.01%
 Portfolio - Class II Shares
Pioneer Fund VCT Portfolio -	  0.65%		None		0.09%		0.74%	   None		0.74%
 Class I Shares (19)
Pioneer Growth Opportunities      0.74%		None		0.14%		0.88%     -0.03%	0.85% (32)
 VCT Portfolio - Class I
 Shares  (19)

Pioneer High Yield VCT            0.65%		0.25%		0.15%		1.05%	   None		1.05%
 Portfolio - Class II Shares
Pioneer Mid Cap Value VCT 	  0.65%		None		0.10%		0.75%	   None		0.75%
 Portfolio - Class I Shares (19)
Pioneer Real Estate Shares VCT    0.80%		0.25%		0.28%		1.33%	   None		1.33%
 Portfolio - Class II Shares
Pioneer Strategic Income VCT      0.65%		0.25%		0.66%		1.56%	   None		1.56%
 Portfolio - Class II Shares

DWS Balanced VIP-Class A          0.37% 	None		0.25% 		0.62%	   None		0.62%
 Shares (8)
DWS International VIP-Class A     0.79%		None		0.17% 		0.96%	   None 	0.96%
 Shares (8)

Wanger USA (5)			  0.86%(33)	None		0.12%		0.98%	   None		0.98%
The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information


 1 This Portfolio is only available if you have been continuously invested in it since March 15, 2007.

 2  The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's Primary Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.85% (the
"Fee Limit") through the later of (the "Termination Date"): (a) February 28, 2011; or (b) the date of the
Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

 3  The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund
(after the voluntary waivers and/or reimbursements) will not exceed 1.13% (the "Fee Limit") through the later of (the "Termination Date"): (a) February 28, 2011; or (b) the date of the Fund's next effective Prospectus.
While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

 4  A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.66% for Fidelity VIP
Asset Manager SM Portfolio-Initial Class Shares, 0.77% for Fidelity VIP Asset Manager- Growth[registered trademark symbol] Portfolio -Initial Class Shares and 0.84% for Fidelity VIP Overseas Portfolio -Initial
Class Shares. These offsets may be discontinued at any time.

 5  This Portfolio is only available if you have been continuously invested in it since April 30, 2000.

 6  Differs from the ratio of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

 7  A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses.  In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.55%  for Fidelity VIP Balanced Portfolio-Initial Class
Shares, 0.65% for Fidelity VIP Contrafund[registered trademark symbol] Portfolio-Initial Class Shares, 0.68%
for Fidelity VIP Growth Portfolio - Initial Class Shares and 0.60% for Fidelity VIP Growth & Income Portfolio -
Initial Class. These offsets may be discontinued at any time.

 8  This Portfolio is only available if you have been continuously invested in it since April 30, 2003.

 9  Management fees for the fund have been reduced to 0.10%, and class expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses).
This expense limit may not be increased without approval of the fund's shareholders and board of trustees.
Thus, the expense limit is required by contract and is not voluntary on the fund manager's part.

 10  The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that common annual fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.68% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011. This waiver is separate from the waiver related to the Sweep Money Fund.

 11  The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown above in column "Acquired fund fees and expenses"). This reduction is required by the Trust's board of trustees and an exemptive order by the
Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

 12  Effective April 30, 2010, each series portfolio of the AIM Variable Insurance Fund will replace references to "AIM" with "Invesco."

 13  This Portfolio is only available if you have been continuously invested in it since April 30, 2006.

 14  Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests.  You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies.  As a result, the Total Annual Fund
Operating Expenses After Fee Waivers and/or Expense Reimbursements listed above may exceed the expense limit numbers.  The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.

 15  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets.  Please note that in determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, extraordinary or non-routine items are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.

 16  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series II shares to 1.45% of average daily net assets.  Please note that in determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, extraordinary or non-routine items are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense
Reimbursements to exceed the numbers reflected above. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.

 17  This Portfolio is only available if you have been continuously invested in it since March 15, 2006.

 18   The Adviser has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels.  The
Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64%
(for average net assets over $10 billion).

 19   This Portfolio is only available if you have been continuously invested in it since April 28, 2005.

 20  On 4/24/09 the Portfolio was involved in a reorganization with the JPMorgan International Equity Portfolio where the accounting survivor is the JPMorgan International Equity Portfolio.  Because of the reorganization,
"Other Expenses" have been calculated based on the actual other expenses incurred by the accounting survivor in the most recent fiscal year prior to the reorganization and incurred by the Portfolio thereafter, except that the accounting survivor's expenses have been restated to reflect the Portfolio's fund administration fee.

 21  The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses GROSS of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.03% of their average
daily net assets.   This contract continues through 4/30/11, at which time, the Service Providers will determine whether or not to renew or revise it.

 22  On 4/24/09 the Portfolio was involved in a reorganization with the JPMorgan Mid Cap Value Portfolio where the accounting survivor is the JPMorgan Mid Cap Value Portfolio.  Because of the reorganization, "Other Expenses"
have been calculated based on the actual other expenses incurred by the accounting survivor in the most recent fiscal year prior to the reorganization and incurred by the Portfolio thereafter, except that the accounting survivor's expenses have been restated to reflect the Portfolio's fund administration fee.


 23  The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses GROSS of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.90% of their average
daily net assets.   This contract continues through 4/30/11, at which time, the Service Providers will determine whether or not to renew or revise it.

 24  The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses GROSS of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.80% of their average
daily net assets.   This contract continues through 4/30/11, at which time, the Service Providers will determine whether or not to renew or revise it.

 25  "Management Fees" reflect an advisory and a supervisory and administrative fee payable by the Portfolio to
PIMCO.

 26  Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses) for the Portfolio are based upon the allocation of the Portfolio's assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of the PIMCO Funds or the single class of shares of funds of PIMCO ETF Trust for the most recent fiscal year. Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses) will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.

 27  The Total Annual Portfolio Operating Expenses do not match the Ratio of Expense to Average Net Assets of the
Portfolio, as set forth in the Financial Highlights table of the Portfolio's prospectus, because the Ratio of
Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired
Fund Fees and Expenses.

 28  "Other Expenses" reflect interest expense.  Interest expense is based on the amounts incurred during the
Portfolio's most recent fiscal year as a result of entering into certain investment, such as reverse repurchase agreements.  This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio's use of those investments (like reverse repurchase agreements) as an investment strategy.

 29  The Subsidiary has entered into a separate contract with PIMCO for the Management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO management fee and administrative services fee at the annual rates of
0.49% and 0.20%, respectively, of its net assets.

 30  PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to
PIMCO by the Subsidiary (as described in footnote 29 above). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

 31   The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2011 under which Pioneer  has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares.  Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed
0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2011.
See the statement of additional information for details regarding the expense limitation agreement.

 32   The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2011 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.85% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed
0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2011.
See the statement of additional information for details regarding the expense limitation agreement.

 33  The Advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.94% for assets up to
$100 million;  0.89% for assets in excess of $100 million and up to $250 million;0.84% for assets in excess of
$250 million and up to $2 billion;  and 0.80% for assets in excess of $2 billion. In addition to advisory fees, the Fund and the other funds of Wanger Advisors Trust (the "Trust") pay the Administrator an administration fee based on the aggregate average daily net assets of the Trust at the following annual rates: 0.05% of net assets up to $4 billion; 0.04% of the next $2 billion; 0.03% of the next $2 billion; and 0.02% of net assets in excess of $8 billion. Based on the Trust's average daily net assets as of December 31, 2008, the administration fee was
payable at a	rate of 0.05%. The administration fee is included in other expenses.



Explanation of Expense Table
1.	The purpose of the Expense Table is to show the various expenses you will incur directly and indirectly
	by investing in the policy.  The Expense Table reflects expenses of the Separate Account as well as the
	portfolios.  Changes to the portfolio expenses affect the results of Section 9-Hypothetical Illustrations
	in your prospectus.  We have chosen not to update Section 9-Hypothetical Illustrations here.

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